Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000090392
Shareholder Report [Line Items]
Fund Name	Global X Lithium & Battery Tech ETF
Class Name	Global X Lithium & Battery Tech ETF
Trading Symbol	LIT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Lithium & Battery Tech ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/lit/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/lit/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Lithium & Battery Tech ETF	$72	0.75%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Lithium Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure broad-based equity market performance of global companies involved in the lithium industry, as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended October 31, 2024 (the "reporting period"), the Fund decreased 7.04%, while the Secondary Index decreased 6.74%. The Fund had a net asset value of $47.33 per share on October 31, 2023, and ended the reporting period with a net asset value of $43.42 per share on October 31, 2024.

During the reporting period, the highest returns came from TDK Corporation and SUNWODA Electronic Co., Ltd. Class A, which returned 67.27% and 45.67% respectively. The worst performers were Core Lithium Ltd and Sayona Mining Ltd., which returned -68.39% and -53.10%, respectively.

During the reporting period, the Fund recorded negative performance driven by low lithium prices, a symptom of market oversupply. This pronounced oversupply was caused by dampened demand from slower-than-anticipated electric vehicle growth in major auto markets like the U.S. and Europe, along with a ramp-up in lithium production. The low lithium prices put considerable pressure on the margins of lithium producers. The pricing environment also made it challenging for new projects to be economically viable, which negatively impacted the overall market. To manage costs effectively, several major producers paused or scaled back their expansion plans. The industry also started to shift towards more long-term contracts and potential hedging strategies to manage pricing risks, which curtailed performance during the reporting period. During the reporting period, by sector, the Fund had the highest exposure to Materials at 47.70% and Industrials at 22.75%. By country, the Fund had the highest exposure to China at 36.85% and the United States at 19.36%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Lithium & Battery Tech ETF - $20908	MSCI ACWI Index (Net) (USD) - $23808	Solactive Global Lithium Index (net) - $21317
Oct/14	$10000	$10000	$10000
Oct/15	$8682	$9997	$8662
Oct/16	$10137	$10201	$10184
Oct/17	$16875	$12568	$16931
Oct/18	$13498	$12503	$13551
Oct/19	$11526	$14078	$11563
Oct/20	$20034	$14766	$20056
Oct/21	$42652	$20270	$42954
Oct/22	$31521	$16225	$31935
Oct/23	$22492	$17929	$22858
Oct/24	$20908	$23808	$21317

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X Lithium & Battery Tech ETF	-7.04%	12.65%	7.65%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	9.06%
Solactive Global Lithium Index (net)	-6.74%	13.01%	7.86%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,275,152,157
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 11,769,196
InvestmentCompanyPortfolioTurnover	22.87%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,275,152,157	45	$11,769,196	22.87%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
France	0.4%
Netherlands	0.4%
Brazil	0.6%
Canada	1.5%
Chile	4.3%
Argentina	4.4%
Repurchase Agreement	5.6%
Japan	7.6%
Australia	10.6%
South Korea	13.3%
United States	17.7%
China	39.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Albemarle	8.8%
Eve Energy, Cl A	4.5%
Arcadium Lithium, CDI	4.4%
Tesla	4.4%
Sociedad Quimica y Minera de Chile ADR	4.3%
NAURA Technology Group, Cl A	4.2%
Contemporary Amperex Technology, Cl A	4.1%
BYD, Cl H	4.0%
Ganfeng Lithium Group, Cl A	4.0%
Tianqi Lithium, Cl A	4.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/lit/
C000100210
Shareholder Report [Line Items]
Fund Name	Global X SuperDividend<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> ETF
Trading Symbol	SDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X SuperDividend® ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/sdiv/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/sdiv/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperDividend® ETF	$64	0.58%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend® Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index tracks the performance of 100 equally weighted companies that rank among the highest dividend yielding equity securities in the world, including emerging market countries, as defined by Solactive AG, the provider of the Secondary Index ("Index Provider"). The Index Provider applies certain dividend stability filters.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 20.42%, while the Secondary Index increased 21.35%. The Fund had a net asset value of $20.36 per share on October 31, 2023 and ended the reporting period with a net asset value of $21.99 per share on October 31, 2024.

During the reporting period, the highest returns came from Yue Yuen Industrial (Holdings) Limited and SL Green Realty Corp., which returned 117.03% and 76.86% respectively. The worst performers were B. Riley Financial, Inc. and Service Properties Trust, which returned -46.18% and -37.46%, respectively.

During the reporting period, the Fund reported positive performance. The Fund's focus on companies with high dividend payments proved advantageous in a period of strong economic conditions. The U.S. Federal Reserve’s decision to cut interest rates in September 2024 also positively impacted the Fund as high-yield dividend stocks became more attractive relative to some fixed-income investments. This monetary easing, which extended globally, has supported rate-sensitive sectors in which the Fund is invested, such as the Energy, Financials, and Real Estate Investment Trusts (REITs) sectors. These factors combined to contribute to the Fund’s positive performance during the reporting period. During the reporting period, by sector, the Fund had the highest exposure to Financials at 28.00% and Energy at 22.56%. By country, the Fund had the highest exposure to United States at 34.77% and China at 9.42%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X SuperDividend® ETF - $7258	MSCI ACWI Index (Net) (USD) - $23808	Solactive Global SuperDividend Index (net) - $7153
Oct/14	$10000	$10000	$10000
Oct/15	$9099	$9997	$9104
Oct/16	$9666	$10201	$9559
Oct/17	$10893	$12568	$10851
Oct/18	$10387	$12503	$10357
Oct/19	$10281	$14078	$10243
Oct/20	$6908	$14766	$6890
Oct/21	$9134	$20270	$9138
Oct/22	$6046	$16225	$5866
Oct/23	$6027	$17929	$5894
Oct/24	$7258	$23808	$7153

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X SuperDividend® ETF	20.42%	-6.73%	-3.15%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	9.06%
Solactive Global SuperDividend Index (net)	21.35%	-6.93%	-3.30%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 789,022,363
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 4,455,563
InvestmentCompanyPortfolioTurnover	92.54%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$789,022,363	111	$4,455,563	92.54%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	13.8%
Repurchase Agreement	2.3%
South Africa	2.3%
Italy	2.5%
Greece	2.7%
Indonesia	3.4%
Australia	3.4%
Norway	4.2%
Brazil	5.7%
China	7.6%
United Kingdom	8.7%
Hong Kong	10.0%
United States	35.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Yue Yuen Industrial Holdings	1.8%
Adaro Energy	1.3%
Van Lanschot Kempen	1.3%
Hysan Development	1.3%
Kerry Properties	1.3%
C&D International Investment Group	1.3%
Kinetik Holdings, Cl A	1.3%
MFE-MediaForEurope, Cl A	1.3%
Sabra Health Care REIT	1.3%
Hang Lung Group	1.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/sdiv/
C000105277
Shareholder Report [Line Items]
Fund Name	Global X Social Media ETF
Class Name	Global X Social Media ETF
Trading Symbol	SOCL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Social Media ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/socl/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/socl/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Social Media ETF	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Social Media Total Return Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to reflect the performance of companies involved in the social media industry, as determined by Solactive AG, the provider of the Secondary Index. Such companies include those that provide social networking, file sharing, and other web-based media applications.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 21.15%, while the Secondary Index increased 21.64%. The Fund had a net asset value of $34.75 per share on October 31, 2023 and ended the reporting period with a net asset value of $41.94 per share on October 31, 2024.

During the reporting period, the highest returns came from Life360, Inc. Shs Chess Depository Interests Repr 3 Sh and Trustpilot Group Plc, which returned 193.27% and 162.76% respectively. The worst performers were Bumble, Inc. Class A and Sprinklr, Inc. Class A, which returned -47.32% and -45.33%, respectively.

The Fund recorded positive returns during the reporting period as increasing adoption of e-commerce features on social media platforms significantly boosted revenues for some companies in the industry. Many social media firms successfully monetized their large user bases by integrating seamless shopping experiences, leading to higher advertising revenues and transaction fees. The continued growth in digital advertising spending also benefited social media companies, as businesses allocated more of their marketing budgets to these platforms due to their targeted advertising capabilities and extensive reach. Lastly, the expansion of social media usage in emerging markets contributed to user growth and increased engagement. Despite the Fund’s positive performance during the reporting period, regulatory pressures on data privacy and content moderation led to increased compliance costs and potential revenue headwinds, mitigating the Fund’s returns during the reporting period. During the reporting period, by country, the Fund had the highest exposure to the United States at 47.19% and China at 32.82%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Social Media ETF - $22382	MSCI ACWI Index (Net) (USD) - $23808	Solactive Social Media Index (NR) (USD) - $23556
Oct/14	$10000	$10000	$10000
Oct/15	$10000	$9997	$10028
Oct/16	$12199	$10201	$12327
Oct/17	$16967	$12568	$17222
Oct/18	$15336	$12503	$15662
Oct/19	$16822	$14078	$17278
Oct/20	$27378	$14766	$28304
Oct/21	$32285	$20270	$33563
Oct/22	$13159	$16225	$13709
Oct/23	$18475	$17929	$19366
Oct/24	$22382	$23808	$23556

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X Social Media ETF	21.15%	5.88%	8.39%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	9.06%
Solactive Social Media Index (NR) (USD)	21.64%	6.39%	8.95%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 119,099,636
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 937,335
InvestmentCompanyPortfolioTurnover	16.85%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$119,099,636	53	$937,335	16.85%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Taiwan	0.1%
United Arab Emirates	0.1%
Singapore	0.2%
United Kingdom	0.4%
Germany	0.7%
Repurchase Agreement	1.2%
Japan	4.7%
South Korea	11.4%
China	34.0%
United States	48.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Meta Platforms, Cl A	9.7%
Tencent Holdings	9.6%
Pinterest, Cl A	8.2%
NAVER	7.6%
Kuaishou Technology, Cl B	6.8%
Snap, Cl A	5.6%
Alphabet, Cl A	4.9%
Spotify Technology	4.9%
NetEase ADR	4.7%
Baidu ADR	4.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/socl/
C000116930
Shareholder Report [Line Items]
Fund Name	Global X Guru<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index ETF
Trading Symbol	GURU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Guru® Index ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/guru/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/guru/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Guru® Index ETF	$91	0.75%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Guru Index (“Secondary Index”).

The Secondary Index is comprised of the top U.S. listed equity positions reported on Form 13F by a select group of entities that Solactive AG characterizes as hedge funds.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 41.98%, while the Secondary Index increased 42.81%. The Fund had a net asset value of $34.23 per share on October 31, 2023, and ended the reporting period with a net asset value of $48.38 per share on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Tenet Healthcare Corporation, which returned 225.65% and 188.68% respectively. The worst performers were Hertz Global Holdings Inc and Avis Budget Group, Inc., which returned -67.02% and -46.37%, respectively.

Over the reporting period, the Fund experienced positive performance, influenced by several key factors. The Technology sector, a significant component of the Fund, saw substantial growth driven by advancements in artificial intelligence and cloud computing solutions. Additionally, the Consumer Discretionary sector benefited from strong consumer spending and e-commerce growth, boosting the Fund's retail and online marketplace companies. Lastly, the Healthcare sector contributed to the Fund's positive performance, with biotechnology and pharmaceutical companies making significant advancements in drug development and receiving regulatory approvals. Overall, the Fund's strategy of selecting high-conviction ideas from top hedge funds contributed to the overall positive performance during the reporting period, particularly in emerging and innovative technologies. During the reporting period, by sector, the Fund had the highest exposure to Health Care at 17.83% and Consumer Discretionary at 17.20%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Guru® Index ETF - $19729	S&P 500 Index (TR) - $33950	Solactive Guru Index (net) - $20074
Oct/14	$10000	$10000	$10000
Oct/15	$9206	$10520	$9240
Oct/16	$8932	$10994	$8981
Oct/17	$11103	$13593	$11191
Oct/18	$11703	$14591	$11847
Oct/19	$13330	$16681	$13513
Oct/20	$14774	$18301	$14992
Oct/21	$20304	$26155	$20592
Oct/22	$13547	$22334	$13786
Oct/23	$13896	$24599	$14057
Oct/24	$19729	$33950	$20074

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X Guru® Index ETF	41.98%	8.16%	7.03%
S&P 500 Index (TR)	38.02%	15.27%	13.00%
Solactive Guru Index (net)	42.81%	8.24%	7.22%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 44,994,898
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 332,193
InvestmentCompanyPortfolioTurnover	100.83%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$44,994,898	66	$332,193	100.83%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Repurchase Agreement	0.5%
Short-Term Investment	0.7%
Real Estate	3.0%
Utilities	3.6%
Energy	5.2%
Materials	5.7%
Consumer Staples	6.1%
Financials	6.4%
Communication Services	6.5%
Industrials	10.8%
Health Care	15.7%
Consumer Discretionary	17.2%
Information Technology	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Delta Air Lines	2.1%
Texas Pacific Land	2.0%
Constellation Energy	2.0%
Maplebear	2.0%
ROBLOX, Cl A	1.9%
Guidewire Software	1.8%
Nuvalent, Cl A	1.8%
Alibaba Group Holding ADR	1.8%
Oracle	1.8%
PTC Therapeutics	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/guru/
C000112947
Shareholder Report [Line Items]
Fund Name	Global X SuperIncome™ Preferred ETF
Class Name	Global X SuperIncome™ Preferred ETF
Trading Symbol	SPFF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X SuperIncome™ Preferred ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/spff/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/spff/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperIncome™ Preferred ETF	$54	0.48%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X U.S. High Yield Preferred Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index tracks the performance of the highest-yielding preferred securities listed in the United States, as determined by Solactive AG, the administrator of the Secondary Index (“Index Administrator”). The Secondary Index is comprised of preferred stocks that meet certain criteria relating to size, liquidity, issuer concentration and rating, maturity and other requirements, as determined by the Index Administrator. The Secondary Index does not seek to directly reflect the performance of the companies issuing the preferred stock. The Secondary Index is owned and was developed by Global X Management Company LLC, an affiliate of the Fund and the Fund’s investment adviser.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 24.16%, while the Secondary Index increased 24.70%. The Fund had a net asset value of $8.21 per share on October 31, 2023 and ended the reporting period with a net asset value of $9.59 per share on October 31, 2024.

During the reporting period, the highest returns came from Apollo Global Management Inc Mandatory Conv Pfd Registered Shs Series A and KeyCorp Depositary Shs Repr 1/40th Non-Cum Red Perp Pfd Rg Shs Series H, which returned 67.19% and 59.93% respectively. The worst performers were Qurate Retail, Inc. 8 % Cum Red Pfd Registered Shs Series A and Clarivate PLC Conv Pref Registered Shs 2021-01.06.24, which returned -16.62% and -10.76%, respectively.

During the reporting period, the Fund reported positive performance. The U.S. Federal Reserve's rate cuts in September 2024 positively influenced the Fund because the value of preferred shares often shares an inverse relationship with interest rates. Despite interest rate volatility throughout stretches of the reporting period, preferred stocks continued to offer attractive distributions. During the reporting period, by sector, the Fund had the highest exposure to Financials at 84.49%. Financial preferred stocks delivered strong performance, which positively impacted the Fund's holdings. A resilient economic environment, which supported credit assets, also contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X SuperIncome™ Preferred ETF - $12462	S&P 500 Index (TR) - $33950	Global X U.S. High Yield Preferred Index^ - $13190
Oct/14	$10000	$10000	$10000
Oct/15	$9805	$10520	$9940
Oct/16	$10241	$10994	$10426
Oct/17	$10375	$13593	$10633
Oct/18	$10285	$14591	$10578
Oct/19	$11197	$16681	$11572
Oct/20	$11287	$18301	$11722
Oct/21	$12835	$26155	$13428
Oct/22	$11062	$22334	$11625
Oct/23	$10037	$24599	$10577
Oct/24	$12462	$33950	$13190

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X SuperIncome™ Preferred ETF	24.16%	2.16%	2.23%
S&P 500 Index (TR)	38.02%	15.27%	13.00%
Global X U.S. High Yield Preferred Index^	24.70%	2.65%	2.81%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 150,709,426
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 761,481
InvestmentCompanyPortfolioTurnover	63.31%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$150,709,426	52	$761,481	63.31%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreement	3.2%
Short-Term Investment	4.3%
United States	99.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apollo Global Management, 6.75%	6.1%
Albemarle, 7.25%	5.7%
Wells Fargo, 7.50%	5.1%
Bank of America, 7.25%	3.8%
JPMorgan Chase, 4.63%	3.4%
JPMorgan Chase, 4.20%	3.4%
RBC Capital Markets	3.2%
M&T Bank, 7.50%	2.9%
Morgan Stanley, 6.50%	2.9%
Morgan Stanley, 4.25%	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/spff/
C000122244
Shareholder Report [Line Items]
Fund Name	Global X SuperDividend<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> U.S. ETF
Trading Symbol	DIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X SuperDividend® U.S. ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/div/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/div/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperDividend® U.S. ETF	$51	0.45%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx SuperDividend® U.S. Low Volatility Index (“Secondary Index"). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is maintained by Indxx, LCC (the "Index Provider"). The Secondary Index tracks the performance of 50 equally weighted common stocks, Master Limited Partnerships and real estate investment trusts (“REITs”) that rank among the highest dividend yielding equity securities in the United States, as defined by the Index Provider. The components of the Secondary Index will have also paid dividends consistently over the last two years. The Secondary Index is comprised of securities that the Index Provider determines to have lower volatility relative to the market.

For the 12-month period ended October 31, 2024 (the "reporting period"), the Fund increased 26.21%, while the Secondary Index increased 26.94%. The Fund had a net asset value of $15.62 per share on October 31, 2023 and ended the reporting period with a net asset value of $18.50 per share on October 31, 2024.

During the reporting period, the highest returns came from Virtu Financial, Inc. Class A and International Paper Company, which returned 75.17% and 72.61% respectively. The worst performers were Flagstar Financial, Inc. and Frontline Plc, which returned -48.03% and -27.45%, respectively.

During the reporting period, the Fund reported positive performance. The Fund’s high dividend strategy fared well during the reporting period as interest rate tailwinds kicked in and improved the relative attractiveness of dividend paying equities versus bonds. Dovish expectations on interest rate policy boosted investor sentiment and encouraged market participation which drove positive performance, particularly among rate sensitive sectors such as Real Estate (which includes REITs), Financials, and Utilities. Overall, the Fund's equal-weighting methodology helped ensure a more balanced approach to capturing the broad-based strength of high dividend paying stocks during the reporting period. During the reporting period, by sector, the Fund had the highest exposure to Financials at 28.00% and Energy at 22.56%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X SuperDividend® U.S. ETF - $12309	S&P 500 Index (TR) - $33950	Indxx SuperDividend U.S. Low Volatility Index - $13056
Oct/14	$10000	$10000	$10000
Oct/15	$9133	$10520	$9166
Oct/16	$9328	$10994	$9473
Oct/17	$10413	$13593	$10732
Oct/18	$10794	$14591	$11185
Oct/19	$11076	$16681	$11531
Oct/20	$7739	$18301	$8048
Oct/21	$11031	$26155	$11492
Oct/22	$11159	$22334	$11699
Oct/23	$9753	$24599	$10285
Oct/24	$12309	$33950	$13056

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X SuperDividend® U.S. ETF	26.21%	2.13%	2.10%
S&P 500 Index (TR)	38.02%	15.27%	13.00%
Indxx SuperDividend U.S. Low Volatility Index	26.94%	2.51%	2.70%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 644,834,762
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 2,774,047
InvestmentCompanyPortfolioTurnover	53.21%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$644,834,762	51	$2,774,047	53.21%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	0.0%
Industrials	1.9%
Consumer Discretionary	2.0%
Information Technology	2.1%
Health Care	4.1%
Communication Services	6.4%
Financials	6.9%
Materials	8.2%
Consumer Staples	9.0%
Real Estate	19.0%
Utilities	19.9%
Energy	20.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Virtu Financial, Cl A	3.5%
International Paper	2.9%
Spire	2.8%
Philip Morris International	2.8%
National Health Investors	2.7%
Kinder Morgan	2.7%
Omega Healthcare Investors	2.6%
Altria Group	2.5%
AT&T	2.5%
Dominion Energy	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/div/
C000152059
Shareholder Report [Line Items]
Fund Name	Global X MSCI SuperDividend<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Emerging Markets ETF
Trading Symbol	SDEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X MSCI SuperDividend® Emerging Markets ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/sdem/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/sdem/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI SuperDividend® Emerging Markets ETF	$72	0.66%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Top 50 Dividend Index (“Secondary Index”).

The Secondary Index is based on the MSCI Emerging Markets Index, its parent index ("Parent Index"), which includes large- and mid-capitalization stocks across 23 emerging markets countries. The Secondary Index tracks the performance of 50 equally-weighted companies from the Parent Index that rank among the highest dividend yielding securities in emerging markets.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 17.80%, while the Secondary Index increased 20.15%. The Fund had a net asset value of $22.48 per share on October 31, 2023, and ended the reporting period with a net asset value of $24.66 per share on October 31, 2024.

During the reporting period, the highest returns came from Vedanta Limited and Evergreen Marine Corp. (Taiwan) Ltd., which returned 131.42% and 86.40% respectively. The worst performers were Xinjiang Daqo New Energy Co. Ltd. Class A and Banpu Public Co. Ltd. NVDR, which returned -36.05% and -26.16%, respectively.

The Fund recorded positive returns during the reporting period, driven by several key factors. Robust economic growth in select emerging economies contributed significantly to the Fund's performance, as companies in these markets benefited from increased consumer spending and infrastructure development. Additionally, dovish interest rate policies worldwide contributed to the positive performance of rate-sensitive sectors like Financials and Real Estate Investment Trusts (REITs), which are well represented in the Fund. The Fund's focus on high-dividend-yielding stocks proved advantageous, as some investors sought income-generating assets amidst global economic uncertainties. Rising global commodity prices, particularly for energy and metals, provided a tailwind for the Fund's holdings across various export-oriented sectors and ultimately helped capture gains from different areas of global growth, contributing to the Fund’s positive performance during the reporting period. During the reporting period, by sector, the Fund had the highest exposure to Financials at 28.51% and Energy at 22.54%. By country, the Fund had the highest exposure to China at 31.11% and Brazil at 8.89%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X MSCI SuperDividend® Emerging Markets ETF - $10441	MSCI Emerging Markets Index (Net) (USD) - $15059	MSCI Emerging Markets Top 50 Dividend Index (net)^ - $11739
Mar/15	$10000	$10000	$10000
Oct/15	$9511	$9186	$9565
Oct/16	$10993	$10037	$11182
Oct/17	$12307	$12692	$12897
Oct/18	$10571	$11103	$11167
Oct/19	$11326	$12420	$12060
Oct/20	$8946	$13444	$9657
Oct/21	$11257	$15725	$12331
Oct/22	$7791	$10846	$8498
Oct/23	$8864	$12017	$9770
Oct/24	$10441	$15059	$11739

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X MSCI SuperDividend® Emerging Markets ETF	17.80%	-1.61%	0.45%
MSCI Emerging Markets Index (Net) (USD)	25.32%	3.93%	4.34%
MSCI Emerging Markets Top 50 Dividend Index (net)^	20.15%	-0.54%	1.68%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 36,233,524
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 281,894
InvestmentCompanyPortfolioTurnover	88.93%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$36,233,524	60	$281,894	88.93%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	14.7%
Mexico	3.1%
Egypt	3.5%
Repurchase Agreement	3.6%
Saudi Arabia	3.6%
Colombia	3.6%
Chile	3.8%
Greece	4.4%
Czech Republic	4.9%
South Africa	5.6%
Turkey	6.0%
Brazil	10.9%
China	35.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Eastern SAE	3.5%
Moneta Money Bank	2.7%
MINISO Group Holding	2.6%
SCB X NVDR	2.6%
Absa Group	2.5%
NEPI Rockcastle	2.5%
China Construction Bank, Cl H	2.4%
OPAP	2.3%
Komercni Banka	2.3%
Yutong Bus, Cl A	2.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/sdem/
C000112948
Shareholder Report [Line Items]
Fund Name	Global X SuperDividend<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> REIT ETF
Trading Symbol	SRET
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X SuperDividend® REIT ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/sret/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/sret/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperDividend® REIT ETF	$65	0.58%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend® REIT Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index tracks the performance of real estate investment trusts (“REITs”) that rank among the highest yielding REITs globally, as determined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 24.41%, while the Secondary Index increased 25.01%. The Fund had a net asset value of $18.67 per share on October 31, 2023, and ended the reporting period with a net asset value of $21.42 per share on October 31, 2024.

During the reporting period, the highest returns came from National Health Investors, Inc. and Growthpoint Properties Limited, which returned 61.71% and 57.01% respectively. The worst performers were Ready Capital Corporation and Office Properties Income Trust, which returned -19.10% and -18.48%, respectively.

The Fund recorded positive returns during the reporting period. Occupancy rates improved and rental income stabilized in commercial real estate which contributed to the Fund’s positive performance. Interest rate cuts and rising price certainty, contributed to the positive performance of diversified REITs. Healthcare REITs saw their valuations continue to recover during the reporting period, while continuing to benefit from aging population tailwinds, as well as moderating inflation pressures. During the reporting period, by country, the Fund had the highest exposure to the United States at 72.66% and Singapore at 9.26%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X SuperDividend® REIT ETF - $10113	MSCI ACWI Index (Net) (USD)* - $23462	Solactive Global SuperDividend REIT Index (net) - $10643	S&P 500 Index (TR) - $32641
Mar/15	$10000	$10000	$10000	$10000
Oct/15	$9114	$9851	$9141	$10114
Oct/16	$11029	$10053	$11148	$10570
Oct/17	$12462	$12386	$12715	$13068
Oct/18	$12998	$12322	$13340	$14028
Oct/19	$14776	$13873	$15260	$16038
Oct/20	$7987	$14551	$8243	$17595
Oct/21	$11090	$19975	$11486	$25146
Oct/22	$8738	$15989	$9088	$21472
Oct/23	$8129	$17668	$8513	$23650
Oct/24	$10113	$23462	$10643	$32641

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X SuperDividend® REIT ETF	24.41%	-7.30%	0.12%
MSCI ACWI Index (Net) (USD)*	32.79%	11.08%	9.25%
Solactive Global SuperDividend REIT Index (net)	25.01%	-6.95%	0.65%
S&P 500 Index (TR)	38.02%	15.27%	13.06%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 220,575,873
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,298,852
InvestmentCompanyPortfolioTurnover	84.50%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$220,575,873	31	$1,298,852	84.50%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Hong Kong	2.8%
Canada	3.2%
Australia	3.3%
South Africa	3.4%
France	3.6%
Singapore	6.5%
United States	76.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Omega Healthcare Investors	4.9%
National Health Investors	4.6%
Sabra Health Care REIT	4.5%
LTC Properties	3.9%
MFA Financial,	3.8%
Getty Realty	3.7%
Covivio	3.6%
Gaming and Leisure Properties	3.5%
Broadstone Net Lease, Cl A	3.5%
Growthpoint Properties	3.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/sret/
C000157108
Shareholder Report [Line Items]
Fund Name	Global X Renewable Energy Producers ETF
Class Name	Global X Renewable Energy Producers ETF
Trading Symbol	RNRG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Renewable Energy Producers ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/rnrg. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/rnrg
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Renewable Energy Producers ETF	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Renewable Energy Producers Index (“Secondary Index”).

The Secondary Index is designed to provide exposure to publicly traded companies that produce energy from renewable sources including wind, solar, hydroelectric, geothermal, and biofuels (including publicly traded companies that are formed to own operating assets that produce defined cash flows), as defined by Indxx LLC, the provider of the Secondary Index.

For the 12-month period ended October 31, 2024 (“reporting period”), the Fund increased 6.18%, while the Secondary Index increased 6.61%. The Fund had a net asset value of $9.30 per share on October 31, 2023 and ended the reporting period with a net asset value of $9.74 per share on October 31, 2024.

During the reporting period, the highest returns came from Neoen SA and Drax Group plc, which returned 63.69% and 63.37%, respectively. The worst performers were Enviva Inc and Energy Absolute Public Co. Ltd. NVDR, which returned -87.90% and -79.80%, respectively.

During the reporting period the Fund recorded positive performance. Supportive climate and energy policies across the globe remained a key tailwind for renewable energy growth. Additionally, the decreasing cost of renewable energy technologies, as well as technological advancements within the Wind and Solar Power sectors, have resulted in renewables being cost-competitive with fossil fuels in many regions. Another critical driver of the Fund’s performance was rising corporate interest in renewable energy systems. In particular, technology companies have looked to wind and solar power as one of the solutions for meeting the energy demand growth from artificial intelligence and data center operations. Despite experiencing overall positive growth, the constituents in the Secondary Index also continued to face various headwinds. The high-interest rate environment made it more challenging to finance new capital-intensive projects and dampened demand in major residential solar markets like the U.S. and Europe. In addition, lengthy and complex permitting procedures delayed project timelines and escalated costs throughout the U.S. and Europe. Despite these headwinds, the Fund experienced positive performance during the reporting period. During the reporting period, by country, the Fund had the highest exposure to New Zealand at 13.35%. and Brazil at 12.21%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Renewable Energy Producers ETF - $8570	MSCI ACWI Index (Net) (USD) - $22517	Indxx Renewable Energy Producers Index (net)^ - $8876
May/15	$10000	$10000	$10000
Oct/15	$7361	$9455	$7377
Oct/16	$7895	$9648	$7912
Oct/17	$9261	$11887	$9346
Oct/18	$8936	$11826	$9022
Oct/19	$11111	$13315	$11304
Oct/20	$12377	$13965	$12623
Oct/21	$14279	$19171	$14638
Oct/22	$11198	$15345	$11519
Oct/23	$8071	$16957	$8326
Oct/24	$8570	$22517	$8876

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Renewable Energy Producers ETF	6.18%	-5.06%	-1.62%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	8.98%
Indxx Renewable Energy Producers Index (net)^	6.61%	-4.72%	-1.25%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 33,981,427
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 264,343
InvestmentCompanyPortfolioTurnover	16.51%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$33,981,427	45	$264,343	16.51%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Energy	0.8%
Industrials	3.2%
Repurchase Agreements	3.8%
Utilities	95.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Orsted	6.6%
Verbund	6.4%
Centrais Eletricas Brasileiras	6.3%
Meridian Energy	5.9%
EDP Renovaveis	5.8%
Barito Renewables Energy	5.2%
Brookfield Renewable Partners, Cl A	5.0%
Neoen	5.0%
Mercury NZ	4.5%
Engie Brasil Energia	4.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/rnrg
C000159972
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Catholic Values ETF
Trading Symbol	CATH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X S&P 500® Catholic Values ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/cath/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/cath/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Catholic Values ETF	$34	0.29%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Catholic Values Index (“Secondary Index”). The Fund is passively managed and generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to U.S. equity securities included in the S&P 500® Index while maintaining alignment with the moral and social teachings of the Catholic Church. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the U.S. Conference of Catholic Bishops. The Secondary Index then reweights the remaining constituents so that the Secondary Index's sector exposures matches the sector exposures of the S&P 500® Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 36.53%, while the Secondary Index increased by 36.92%. The Fund had a net asset value of $50.89 per share on October 31, 2023, and ended the reporting period with a net asset value of $68.72 per share on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Fair Isaac Corporation, which returned 225.65% and 135.63% respectively. The worst performers were Super Micro Computer, Inc. and Walgreens Boots Alliance, Inc., which returned -67.84% and -51.75%, respectively.

The Fund recorded positive returns during the reporting period, driven by several key factors. The Technology sector, which constitutes the largest portion of the Fund, was the primary driver of performance. This was fueled by increased earnings from several of the sector’s largest companies which have been capitalizing on the artificial intelligence cycle. Additionally, investors have shown increased interest in values-based and ethical investments in the equity markets. Declining inflation levels and interest rates, and a strong economic environment with a low unemployment rate, have contributed to positive performance of securities in broad-based securities indexes, such as the S&P 500® Index. During the reporting period, by sector, the Fund had the highest exposure of 30.49% in Information Technology, 12.96% in Financials, and 12.25% in Health Care.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X S&P 500® Catholic Values ETF - $30393	S&P 500 Index (TR) - $31695	S&P 500 Catholic Values Index - $30396
Apr/16	$10000	$10000	$10000
Oct/16	$10239	$10264	$10148
Oct/17	$12724	$12690	$12461
Oct/18	$13597	$13622	$13356
Oct/19	$15482	$15573	$15257
Oct/20	$17013	$17085	$16827
Oct/21	$24417	$24417	$24221
Oct/22	$20381	$20850	$20264
Oct/23	$22261	$22965	$22201
Oct/24	$30393	$31695	$30396

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X S&P 500® Catholic Values ETF	36.53%	14.44%	13.90%
S&P 500 Index (TR)	38.02%	15.27%	14.46%
S&P 500 Catholic Values Index	36.92%	14.78%	13.90%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 899,518,711
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 2,416,278
InvestmentCompanyPortfolioTurnover	8.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$899,518,711	435	$2,416,278	8.42%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	2.2%
Real Estate	2.3%
Utilities	2.6%
Energy	3.4%
Consumer Staples	5.6%
Industrials	8.6%
Communication Services	9.1%
Consumer Discretionary	10.0%
Health Care	11.4%
Financials	13.2%
Information Technology	31.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	7.2%
NVIDIA	6.9%
Microsoft	6.4%
Meta Platforms, Cl A	2.6%
Tesla	2.3%
Alphabet, Cl A	2.1%
Alphabet, Cl C	1.7%
Broadcom	1.7%
Procter & Gamble	1.6%
Costco Wholesale	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/cath/
C000174155
Shareholder Report [Line Items]
Fund Name	Global X MSCI SuperDividend<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> EAFE ETF
Trading Symbol	EFAS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X MSCI SuperDividend® EAFE ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/efas/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/efas/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI SuperDividend® EAFE ETF	$62	0.55%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Top 50 Dividend Index (“Secondary Index”).

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 23.95%, while the Secondary Index increased 24.51%. The Fund had a net asset value of $12.76 per share on October 31, 2023, and ended the reporting period with a net asset value of $14.84 per share on October 31, 2024.

During the reporting period, the highest returns came from SITC International Holdings Co., Ltd. and NN Group N.V., which returned 74.17% and 65.55% respectively. The worst performers were Spark New Zealand Limited and Volkswagen AG Pref, which returned -35.09% and -22.66%, respectively.

During the reporting period, the Fund recorded positive performance driven by several key factors. The Secondary Index's focus on companies that grew or maintained their dividends resulted in a collection of firms that typically have stable balance sheets and cash flows. Companies in the Utilities and Financial sectors, which often display the aforementioned traits, may perform well in volatile and uncertain markets as investors seek refuge in income-generating assets that show some degree of resilience to external forces under these conditions. Additionally, the Fund exhibited positive performance partly due to an economic recovery in both Japan and the United Kingdom. Japan's economy showed promising signs of growth with gross domestic product growth fueled by rising real incomes and increased household consumption. Improvements in Japan’s logistics sector was an integral component to Japan’s overall growth during the reporting period. The United Kingdom's recovery has been part of a broader global economic trend characterized by reduced inflation and lower borrowing costs. Finally, the Fund's equal-weighting methodology provided diversification benefits and reduced concentration risk during the reporting period. During the reporting period, by sector, the Fund had the highest exposure to Financials at 32.36% and Utilities at 14.73%. By country, the Fund had the highest exposure to the United Kingdom at 16.11%, Hong Kong at 10.17%, and France at 9.72%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X MSCI SuperDividend® EAFE ETF - $15902	MSCI EAFE Index (Net) (USD) - $17669	MSCI EAFE Top 50 Dividend Index (net) - $16479
Nov/16	$10000	$10000	$10000
Oct/17	$12619	$12619	$12666
Oct/18	$11914	$11754	$11997
Oct/19	$12844	$13052	$12994
Oct/20	$9601	$12156	$9773
Oct/21	$13735	$16311	$14081
Oct/22	$11246	$12560	$11589
Oct/23	$12829	$14369	$13235
Oct/24	$15902	$17669	$16479

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X MSCI SuperDividend® EAFE ETF	23.95%	4.36%	5.99%
MSCI EAFE Index (Net) (USD)	22.97%	6.24%	7.41%
MSCI EAFE Top 50 Dividend Index (net)	24.51%	4.87%	6.47%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 10,831,075
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 58,525
InvestmentCompanyPortfolioTurnover	64.02%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,831,075	50	$58,525	64.02%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	10.0%
Singapore	2.2%
Switzerland	3.9%
Netherlands	3.9%
Australia	4.0%
Japan	4.1%
Germany	5.0%
Spain	6.6%
Norway	7.7%
France	10.1%
Italy	10.3%
Hong Kong	12.9%
United Kingdom	18.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Hongkong Land Holdings	2.5%
Imperial Brands	2.5%
CK Infrastructure Holdings	2.4%
ACS Actividades de Construccion y Servicios	2.3%
Klepierre	2.3%
Zurich Insurance Group	2.3%
CaixaBank	2.2%
British American Tobacco PLC	2.2%
Power Assets Holdings	2.2%
DNB Bank	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/efas/
C000203264
Shareholder Report [Line Items]
Fund Name	Global X E-commerce ETF
Class Name	Global X E-commerce ETF
Trading Symbol	EBIZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X E-commerce ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/ebiz/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ebiz/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X E-commerce ETF	$64	0.50%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive E-commerce Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index tracks the price movements in shares of companies which are (or are expected to be in the near future) active in the field of E-commerce, as defined by Solactive AG, the provider of the Secondary Index. The Secondary Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from the increased adoption of e-commerce as a distribution model, including but not limited to companies whose principal business is in operating e-commerce platforms, providing e-commerce software and services, and or/selling goods and services online.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 57.51%, while the Index increased 58.23%. The Fund had a net asset value of $16.96 per share on October 31, 2023 and ended the reporting period with a net asset value of $26.65 per share on October 31, 2024.

During the reporting period, the highest returns came from Carvana Co. Class A and LendingTree, Inc., which returned 474.34% and 331.07% respectively. The worst performers were Beyond, Inc. and LivePerson, Inc., which returned -58.91% and -54.36%, respectively.

The Fund recorded positive returns during the reporting period, as the shift towards online shopping and digital transactions continued. To further accelerate the adoption of e-commerce and boost customer satisfaction and online sales volumes, major e-commerce players invested in their supply chain to expand same-day and next-day delivery capabilities. Additionally, the rise of social commerce, where consumers discover and purchase products through social media platforms, provided a new avenue for growth within the e-commerce ecosystem. Furthermore, digital payment solutions integrated into e-commerce platforms also saw heightened usage, contributing to the Fund's performance. During the reporting period, by sector, the Fund had the highest exposure to Consumer Discretionary at 67.45% and Communication Services at 12.75%. By country, the Fund had the highest exposure to the United States at 50.67% and China at 23.68%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X E-commerce ETF - $18108	MSCI ACWI Index (Net) (USD) - $19146	Solactive E-commerce Index (net) - $18583
Nov/18	$10000	$10000	$10000
Oct/19	$11720	$11321	$11788
Oct/20	$17893	$11875	$18066
Oct/21	$21005	$16301	$21295
Oct/22	$10253	$13048	$10430
Oct/23	$11497	$14418	$11745
Oct/24	$18108	$19146	$18583

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X E-commerce ETF	57.51%	9.09%	10.53%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	11.57%
Solactive E-commerce Index (net)	58.23%	9.53%	11.01%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 56,231,483
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 336,869
InvestmentCompanyPortfolioTurnover	31.04%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$56,231,483	46	$336,869	31.04%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Financials	0.5%
Consumer Staples	2.0%
Real Estate	3.6%
Industrials	6.3%
Repurchase Agreements	6.8%
Information Technology	9.2%
Communication Services	10.6%
Consumer Discretionary	67.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Carvana, Cl A	6.5%
JD.com ADR	5.7%
Trip.com Group ADR	5.0%
Sea ADR	4.9%
Alibaba Group Holding ADR	4.7%
Shopify, Cl A	4.5%
Expedia Group	4.4%
MercadoLibre	4.3%
Booking Holdings	4.3%
GoDaddy, Cl A	4.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ebiz/
C000219588
Shareholder Report [Line Items]
Fund Name	Global X S&P Catholic Values Developed ex-U.S. ETF
Class Name	Global X S&P Catholic Values Developed ex-U.S. ETF
Trading Symbol	CEFA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X S&P Catholic Values Developed ex-U.S. ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/cefa/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/cefa/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P Catholic Values Developed ex-U.S. ETF	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Developed Ex-U.S. Catholic Values Index (“Secondary Index”).

The Secondary Index is designed to provide exposure to developed market equity securities outside of the U.S. while maintaining alignment with the moral and social teachings of the Catholic Church. The Secondary Index is based on the S&P EPAC ex-Korea Large Cap Index. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the U.S. Conference of Catholic Bishops. The Secondary Index then reweights the remaining constituents so that the Secondary Index’s sector exposures match the current sector exposures of the S&P EPAC ex-Korea Large Cap Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 24.02%, while the Secondary Index increased 24.41%. The Fund had a net asset value of $25.87 per share on October 31, 2023 and ended the reporting period with a net asset value of $31.05 per share on October 31, 2024.

During the reporting period, the highest returns came from UCB S.A. and Kongsberg Gruppen ASA, which returned 164.96% and 141.25% respectively. The worst performers were AutoStore Holdings Ltd. and Neste Corporation, which returned -53.46% and -49.54%, respectively.

During the reporting period, the Fund recorded positive performance, driven by several key factors. The Fund's allocation to the Financial sector boosted returns, as many banks and insurance companies benefited from high interest rates and improved profitability. The Healthcare sector also contributed positively to the Fund’s performance, with pharmaceutical and medical device companies delivering strong earnings growth. The Fund's relatively minor exposure to the lagging Energy sector helped performance over the reporting period. Additionally, investors have shown increased interest in values-based and ethical investments in the equity markets. During the reporting period, by sector, the Fund had the highest exposure to Financials at 19.64% and Industrials at 15.14%, and Health Care at 14.18%. By country, the Fund had the highest exposure to Japan at 27.30%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X S&P Catholic Values Developed ex-U.S. ETF - $13871	MSCI EAFE Index (Net) (USD) - $14464	S&P Developed ex-U.S. Catholic Values Index (net) - $14048
Jun/20	$10000	$10000	$10000
Oct/20	$9972	$9952	$9981
Oct/21	$13342	$13353	$13419
Oct/22	$9858	$10282	$9932
Oct/23	$11184	$11763	$11292
Oct/24	$13871	$14464	$14048

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X S&P Catholic Values Developed ex-U.S. ETF	24.02%	7.79%
MSCI EAFE Index (Net) (USD)	22.97%	8.83%
S&P Developed ex-U.S. Catholic Values Index (net)	24.41%	8.11%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 12,729,182
Holdings Count | Holding	398
Advisory Fees Paid, Amount	$ 49,416
InvestmentCompanyPortfolioTurnover	12.13%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$12,729,182	398	$49,416	12.13%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	1.5%
Utilities	3.1%
Energy	4.0%
Communication Services	3.9%
Materials	6.3%
Consumer Staples	9.1%
Information Technology	9.2%
Consumer Discretionary	11.1%
Health Care	14.9%
Industrials	15.5%
Financials	21.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
CSL	2.8%
EssilorLuxottica	2.1%
ASML Holding	1.9%
SAP	1.7%
Unilever	1.7%
Toyota Motor	1.7%
Hoya	1.5%
Shell	1.4%
Alcon	1.4%
LVMH Moet Hennessy Louis Vuitton	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/cefa/
C000228847
Shareholder Report [Line Items]
Fund Name	Global X NASDAQ 100<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Tail Risk ETF
Trading Symbol	QTR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X NASDAQ 100® Tail Risk ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/qtr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qtr/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Tail Risk ETF	$29	0.25%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq-100 Quarterly Protective Put 90 Index (“Secondary Index”).

The Secondary Index measures the performance of a risk management strategy that holds the underlying stocks of the NASDAQ 100® Index ("Reference Index") and applies a protective put strategy with long (purchased) put options on the Reference Index. The Secondary Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in 10% out-of-the-money (“OTM”) put options that correspond to the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 33.26%, while the Secondary Index increased 33.71%. The Fund had a net asset value of $22.71 per share on October 31, 2023 and ended the reporting period with a net asset value of $30.08 per share on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Constellation Energy Corporation, which returned 225.65% and 134.68% respectively. The worst performers were Super Micro Computer, Inc. and Walgreens Boots Alliance, Inc., which returned -63.47% and -45.16%, respectively.

The Fund recorded positive returns during the reporting period, driven by several key factors. Macroeconomic factors such as an easing interest rate environment, low unemployment, and lowering inflation resulted in positive performance in the broader market during the reporting period. The Technology sector, which comprises a significant portion of the Fund's underlying holdings, experienced robust growth across various technologies such as artificial intelligence, cloud computing, e-commerce, and semiconductors. While the Fund was able to participate in the upside experienced by the Reference Index, its positive performance was mitigated in part by the payment of put premiums. During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 50.08% and Communication Services at 15.52%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X NASDAQ 100® Tail Risk ETF - $12333	S&P 500 Index (TR)* - $13325	NASDAQ-100 Quarterly Protective Put 90 Index - $12505	NASDAQ -100 Index (USD) - $13282
Aug/21	$10000	$10000	$10000	$10000
Oct/21	$10183	$10266	$10180	$10323
Oct/22	$7749	$8766	$7832	$7488
Oct/23	$9254	$9655	$9352	$9543
Oct/24	$12333	$13325	$12505	$13282

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X NASDAQ 100® Tail Risk ETF	33.26%	6.80%
S&P 500 Index (TR)*	38.02%	9.43%
NASDAQ-100 Quarterly Protective Put 90 Index	33.71%	7.27%
NASDAQ -100 Index (USD)	39.19%	9.32%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,707,146
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 5,635
InvestmentCompanyPortfolioTurnover	5.84%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,707,146	103	$5,635	5.84%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.2%
Financials	0.5%
Energy	0.6%
Purchased Options	0.7%
Utilities	1.4%
Materials	1.4%
Industrials	4.5%
Health Care	5.9%
Consumer Staples	5.9%
Consumer Discretionary	13.3%
Communication Services	16.2%
Information Technology	49.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	8.8%
NVIDIA	8.3%
Microsoft	7.7%
Broadcom	5.2%
Meta Platforms, Cl A	5.0%
Amazon.com	5.0%
Tesla	3.1%
Alphabet, Cl A	2.6%
Costco Wholesale	2.6%
Alphabet, Cl C	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qtr/
C000228849
Shareholder Report [Line Items]
Fund Name	Global X NASDAQ 100<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Collar 95-110 ETF
Trading Symbol	QCLR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X NASDAQ 100® Collar 95-110 ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/qclr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/qclr/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Collar 95-110 ETF	$29	0.25%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq 100® Quarterly Collar 95-110 Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a risk management strategy that holds the underlying stocks of the NASDAQ 100® Index ("Reference Index") and applies an options collar strategy with a mix of short (sold) call options and long (purchased) put options on the Reference Index. The Secondary Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in 5% out-of-the-money (“OTM”) put options and a short position in 10% OTM call options, each corresponding to the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 28.90%, while the Secondary Index increased 31.29%. The Fund had a net asset value of $23.47 per share on October 31, 2023, and ended the reporting period with a net asset value of $30.06 per share on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Constellation Energy Corporation, which returned 225.65% and 134.68% respectively. The worst performers were Super Micro Computer, Inc. and Walgreens Boots Alliance, Inc., which returned -63.47% and -45.16%, respectively.

The Fund recorded positive returns during the reporting period, driven by key factors impacting the Reference Index, as well as the Fund's options collar strategy. The continued growth of artificial intelligence and the resilience of consumer spending, particularly in e-commerce, significantly boosted the performance of major technology companies, which are well represented in the Reference Index. Although the Fund benefited from these market conditions, the Fund's options collar strategy capped some potential upside participation. During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 49.94% and Communication Services at 15.49%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X NASDAQ 100® Collar 95-110 ETF - $12216	S&P 500 Index (TR)* - $13325	NASDAQ-100 Quarterly Collar 95-110 Index - $12571	NASDAQ -100 Index (USD) - $13282
Aug/21	$10000	$10000	$10000	$10000
Oct/21	$10202	$10266	$10187	$10323
Oct/22	$8856	$8766	$8960	$7488
Oct/23	$9476	$9655	$9575	$9543
Oct/24	$12216	$13325	$12571	$13282

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X NASDAQ 100® Collar 95-110 ETF	28.90%	6.48%
S&P 500 Index (TR)*	38.02%	9.43%
NASDAQ-100 Quarterly Collar 95-110 Index	31.29%	7.44%
NASDAQ -100 Index (USD)	39.19%	9.32%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,803,518
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 5,223
InvestmentCompanyPortfolioTurnover	9.99%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,803,518	103	$5,223	9.99%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Option	-0.4%
Real Estate	0.2%
Financials	0.5%
Energy	0.6%
Purchased Option	1.0%
Utilities	1.4%
Materials	1.4%
Industrials	4.5%
Health Care	5.9%
Consumer Staples	5.9%
Consumer Discretionary	13.3%
Communication Services	16.3%
Information Technology	49.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	8.8%
NVIDIA	8.3%
Microsoft	7.7%
Broadcom	5.2%
Meta Platforms, Cl A	5.0%
Amazon.com	5.0%
Tesla	3.1%
Costco Wholesale	2.6%
Alphabet, Cl A	2.6%
Alphabet, Cl C	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/qclr/
C000228853
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Tail Risk ETF
Trading Symbol	XTR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X S&P 500® Tail Risk ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/xtr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/xtr/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Tail Risk ETF	$29	0.25%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500® Tail Risk Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a risk management strategy that holds the underlying stocks of the S&P 500® Index (“Reference Index”) and applies a protective put strategy (i.e. long (purchased) put options) on the Reference Index. The Secondary Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in 10% out-of-the-money (“OTM”) put options that correspond to the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 34.36%, while the Secondary Index increased 34.67%. The Fund had a net asset value of $24.23 per share on October 31, 2023 and ended the reporting period with a net asset value of $32.15 per share on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Royal Caribbean Group, which returned 225.65% and 144.10% respectively. The worst performers were Super Micro Computer, Inc. and Walgreens Boots Alliance, Inc., which returned -72.76% and -51.75%, respectively.

The Fund recorded positive returns during the reporting period. The strong performance of large-capitalization technology companies within the Reference Index bolstered the broader market growth which could be seen across a variety of sectors. Additionally, the U.S. economy remained resilient, with steady job growth, rising consumer spending, and controlled inflation, creating a favorable environment for many of the Fund's holdings. While there was no single quarterly drawdown in excess of 10% during the reporting period, the Fund’s 10% OTM put option long positions mitigated volatility. During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 30.29% and Financials at 12.92%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X S&P 500® Tail Risk ETF - $12369	S&P 500 Index (TR) - $13325	Cboe S&P 500 Tail Risk Index - $12571
Aug/21	$10000	$10000	$10000
Oct/21	$10143	$10266	$10159
Oct/22	$8725	$8766	$8801
Oct/23	$9205	$9655	$9334
Oct/24	$12369	$13325	$12571

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X S&P 500® Tail Risk ETF	34.36%	6.90%
S&P 500 Index (TR)	38.02%	9.43%
Cboe S&P 500 Tail Risk Index	34.67%	7.44%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,571,683
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 6,893
InvestmentCompanyPortfolioTurnover	3.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,571,683	504	$6,893	3.45%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Purchased Options	0.6%
Materials	2.2%
Real Estate	2.2%
Utilities	2.5%
Energy	3.4%
Consumer Staples	5.7%
Industrials	8.4%
Communication Services	9.0%
Consumer Discretionary	10.0%
Health Care	11.1%
Financials	13.3%
Information Technology	31.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	7.1%
NVIDIA	6.7%
Microsoft	6.2%
Amazon.com	3.6%
Meta Platforms, Cl A	2.6%
Alphabet, Cl A	2.1%
Alphabet, Cl C	1.7%
Berkshire Hathaway, Cl B	1.7%
Broadcom	1.6%
Tesla	1.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/xtr/
C000228855
Shareholder Report [Line Items]
Fund Name	Global X S&P 500<sup style="box-sizing: border-box; color: rgb(255, 84, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Collar 95-110 ETF
Trading Symbol	XCLR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X S&P 500® Collar 95-110 ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/xclr/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/xclr/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Collar 95-110 ETF	$29	0.25%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500® 3-Month Collar 95-110 Index (“Secondary Index”).

The Secondary Index measures the performance of a risk management strategy that holds the underlying stocks of the S&P 500® Index (“Reference Index”) and applies an options collar strategy with a mix of short (sold) call options and long (purchased) put options on the Reference Index. The Secondary Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in 5% out-of-the-money (“OTM”) put options and a short position in 10% OTM call options, each corresponding to the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 31.11%, while the Secondary Index increased 31.44%. The Fund had a net asset value of $24.68 per share on October 31, 2023, and ended the reporting period with a net asset value of $31.96 per share on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Royal Caribbean Group, which returned 225.65% and 144.10% respectively. The worst performers were Super Micro Computer, Inc. and Walgreens Boots Alliance, Inc., which returned -72.76% and -51.75%, respectively.

During the reporting period, the Fund recorded positive performance. The Reference Index had positive performance partly due to easing inflationary pressures and cuts to interest rates. The U.S. Federal Reserve's pause on interest rate hikes followed by the subsequent decision to cut interest rates in September 2024 reduced pressure on companies across a variety of sectors, specifically those that are capital intensive. The Fund's collar strategy effectively limited downside risk during market volatility, while still allowing investors to benefit from some upside potential during the reporting period. During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 30.19% and Financials at 12.85%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X S&P 500® Collar 95-110 ETF - $12269	S&P 500 Index (TR) - $13325	Cboe S&P 500 3-Month Collar 95-110 Index - $12427
Aug/21	$10000	$10000	$10000
Oct/21	$10106	$10266	$10112
Oct/22	$9157	$8766	$9198
Oct/23	$9358	$9655	$9454
Oct/24	$12269	$13325	$12427

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X S&P 500® Collar 95-110 ETF	31.11%	6.63%
S&P 500 Index (TR)	38.02%	9.43%
Cboe S&P 500 3-Month Collar 95-110 Index	31.44%	7.06%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,917,885
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 5,874
InvestmentCompanyPortfolioTurnover	3.46%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,917,885	506	$5,874	3.46%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Options	-0.1%
Purchased Options	1.1%
Materials	2.2%
Real Estate	2.2%
Utilities	2.5%
Energy	3.3%
Consumer Staples	5.7%
Industrials	8.3%
Communication Services	8.9%
Consumer Discretionary	9.7%
Health Care	11.1%
Financials	13.0%
Information Technology	32.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	7.0%
NVIDIA	6.7%
Microsoft	6.2%
Amazon.com	3.6%
Meta Platforms, Cl A	2.5%
Alphabet, Cl A	2.1%
Berkshire Hathaway, Cl B	1.7%
Alphabet, Cl C	1.7%
Broadcom	1.6%
Tesla	1.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/xclr/
C000105363
Shareholder Report [Line Items]
Fund Name	Global X Disruptive Materials ETF
Class Name	Global X Disruptive Materials ETF
Trading Symbol	DMAT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Disruptive Materials ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/dmat/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/dmat/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Disruptive Materials ETF	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Disruptive Materials Index (“Secondary Index”).

The Secondary Index is designed to provide exposure to “Disruptive Materials Companies,” as defined by Solactive AG, the provider of the Secondary Index (the “Index Provider”). Disruptive Materials Companies are companies that produce metals and other raw or composite materials that have been identified as being essential to disruptive technologies such as lithium batteries, solar panels, wind turbines, fuel cells, robotics, and 3D printers.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 14.61%, while the Secondary Index increased 15.35%. The Fund had a net asset value of $14.23 per share on October 31, 2023, and ended the reporting period with a net asset value of $16.12 per share on October 31, 2024.

During the reporting period, the highest returns came from Hudbay Minerals Inc and Southern Copper Corporation, which returned 106.05% and 61.75% respectively. The worst performers were South Manganese Investment Limited and Syrah Resources Limited, which returned -65.04% and -52.42%, respectively.

During the reporting period the Fund recorded positive performance, driven by several factors. The growing global focus on clean energy and electric vehicles led to increased demand for key materials like lithium, cobalt, and rare earth elements, which are essential components in batteries and motors. Supply chain disruptions and geopolitical tensions highlighted the strategic importance of securing reliable sources of critical materials, and led to increased government support and investments in domestic mining and refining capabilities, further boosting investor sentiment for the mining industry. The Fund's gains, however, were partially offset by weakness in certain materials, such as lithium, nickel, and manganese. These materials faced oversupply conditions amid dampened demand from traditional end-markets, such as construction and steel production, or less traditional end-markets, such as the electric vehicle industry. Overall, the Fund's positive performance reflected the strong fundamentals and growth prospects of the Disruptive Materials sector. During the reporting period, by country, the Fund had the highest exposure to China at 30.30% and South Africa at 13.86%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Disruptive Materials ETF - $7065	MSCI ACWI Index (Net) (USD) - $12346	Solactive Disruptive Materials Index - $7162
Jan/22	$10000	$10000	$10000
Oct/22	$7702	$8414	$7728
Oct/23	$6165	$9297	$6209
Oct/24	$7065	$12346	$7162

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Global X Disruptive Materials ETF	14.61%	-11.79%
MSCI ACWI Index (Net) (USD)	32.79%	7.91%
Solactive Disruptive Materials Index	15.35%	-11.35%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 5,964,635
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 36,415
InvestmentCompanyPortfolioTurnover	22.42%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$5,964,635	50	$36,415	22.42%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.2%
France	0.7%
Indonesia	0.7%
Canada	2.9%
Zambia	3.4%
Sweden	3.6%
Mexico	3.7%
Japan	4.9%
Chile	6.8%
Australia	7.9%
South Africa	14.1%
United States	16.3%
China	34.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Eve Energy, Cl A	5.1%
China Northern Rare Earth Group High-Tech, Cl A	4.3%
Impala Platinum Holdings	4.1%
Arcadium Lithium, CDI	3.8%
Anglo American PLC	3.8%
Albemarle	3.7%
Southern Copper	3.7%
Sumitomo Metal Mining	3.7%
Boliden	3.6%
Lundin Mining,	3.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/dmat/
C000249892
Shareholder Report [Line Items]
Fund Name	Global X Russell 2000 ETF
Class Name	Global X Russell 2000 ETF
Trading Symbol	RSSL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Russell 2000 ETF (the "Fund") for the period from June 4, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/rssl/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/rssl/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as an annualized percentage of a $10,000 investment
Global X Russell 2000 ETF	$3	0.08%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 RIC Capped Index ("Secondary Index"). The Fund is passively managed and generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell, the provider of the Secondary Index. The Secondary Index uses market capitalization to weight securities in the Russell 2000 Index while limiting concentration in any single security to help users meet Regulated Investment Company (“RIC”) concentration requirements for U.S. registered funds. Constituents are capped quarterly to limit over concentration in any single security.

Since June 4, 2024 (“reporting period”), the Fund increased by 8.53%, while the Secondary Index increased by 8.58%. The Fund had a net asset value of $79.35 per share on June 4, 2024, and ended the reporting period with a net asset value of $85.77 per share on October 31, 2024.

During the reporting period, the highest returns came from Lumen Technologies, Inc. and CommScope Holding Co., Inc., which returned 407.14% and 339.87% respectively. The worst performers were SunPower Corporation and Conduit Pharmaceuticals Inc., which returned -99.51% and -91.42%, respectively.

During the reporting period the Fund recorded positive returns, driven by several key factors. The U.S. Federal Reserve's rate cuts and overall dovish stance in September 2024 eased pressures on small-capitalization companies. This increasingly supportive business environment encouraged some businesses to access more capital and expand operations. Additionally, optimism towards a “soft-landing” economic scenario has provided a conducive environment for growth, particularly for small-capitalization companies as they are more sensitive to economic fluctuations. Other macroeconomic factors such as lowering inflation, low unemployment, and robust consumer spending have contributed to positive performance in the broader market during the reporting period as well. These factors combined to contribute to the Fund’s positive performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Russell 2000 ETF - $10853	S&P 500 Index (TR) - $10839	Russell 2000 RIC Capped Index (TR) (USD) - $10858
Jun/24	$10000	$10000	$10000
Jun/24	$10082	$10330	$10082
Jul/24	$11101	$10456	$11107
Aug/24	$10936	$10709	$10941
Sep/24	$11013	$10938	$11017
Oct/24	$10853	$10839	$10858

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
Global X Russell 2000 ETF	8.53%
S&P 500 Index (TR)	8.39%
Russell 2000 RIC Capped Index (TR) (USD)	8.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,434,940,108
Holdings Count | Holding	1,972
Advisory Fees Paid, Amount	$ 427,607
InvestmentCompanyPortfolioTurnover	7.75%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,434,940,108	1,972	$427,607	7.75%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Future	0.0%
Repurchase Agreement	0.7%
Short-Term Investment	1.0%
Consumer Staples	2.6%
Communication Services	2.7%
Utilities	2.8%
Materials	4.5%
Energy	5.2%
Real Estate	6.4%
Consumer Discretionary	9.7%
Information Technology	11.9%
Health Care	17.3%
Industrials	17.7%
Financials	18.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
RBC Capital Markets	0.7%
FTAI Aviation	0.5%
Sprouts Farmers Market	0.5%
Vaxcyte	0.5%
Insmed	0.4%
Mueller Industries	0.3%
Fluor	0.3%
Applied Industrial Technologies	0.3%
Fabrinet	0.3%
Ensign Group	0.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/rssl/